PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 21,619	$ 15,944
Related parties’ receivable	109	1,587
Government institutions	8,760	7,376
Derivative instruments	20,168	2,984
Interest receivable	3,918	4,864
Short-term vendor deposits	558	335
Deferred contract costs	36,775	10,409
Other current assets	1,148	1,337
Total prepaid expenses and other current assets	$ 93,055	$ 44,836